SCHEDULE OF CHANGES IN VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ 274,645	¥ 389,584	¥ 334,749
Additions (Reversals)	12,519	(3,541)	57,503
Change in tax rate		(105,479)
Decrease relating to expiration of loss carry forwards	(46,245)	(5,979)	(2,936)
Foreign currency translation effect	290	60	268
Balance at the end of the year	¥ 241,209	¥ 274,645	¥ 389,584